CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts and notes receivable, allowances (in dollars)	$ 1,143	$ 556
Accounts payable (in dollars)	10,170	36,743
Accrued expenses and other payables (in dollars)	33,314	41,608
Amounts due to related parties (in dollars)	61,062	77
Deferred revenue and advance from customers (in dollars)	8,639	10,668
Income tax payable (in dollars)	2,077	1,023
Variable Interest Entity
Accounts payable (in dollars)	9,002	36,454
Accrued expenses and other payables (in dollars)	29,463	36,892
Amounts due to related parties (in dollars)	178	77
Deferred revenue and advance from customers (in dollars)	8,003	10,419
Income tax payable (in dollars)	$ 2,066	$ 1,023
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	789,976,372	729,848,742
Ordinary shares, shares outstanding	789,976,372	729,848,742
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	402,680,117
Ordinary shares, shares outstanding	305,388,450	402,680,117